Dividends on Ordinary Shares - Additional Information (Detail) - GBP (£) £ in Millions			6 Months Ended
	Jun. 27, 2019	Jun. 18, 2019	Jun. 30, 2019	Jun. 30, 2018
Dividends On Ordinary Shares [abstract]
Interim dividends paid	£ 164		£ 164	£ 250
Interim dividends declared		£ 164	£ 164	£ 250